Note 4 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

4. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company controlled by the Chairman and Chief Executive Officer of the Company, Konstantinos Konstantakopoulos. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015 as most recently amended and restated on May 6, 2025 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and a member of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as most recently amended and restated on May 6, 2025 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company may terminate the Framework Agreement and the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to the number of full years remaining prior to December 31, 2035, times the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2025 and 2026, amounted to $10,925 and $11,106, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The amounts received by Costamare Shipping include amounts paid to third-party managers of $2,787 and $2,904 for the six-month periods ended June 30, 2025 and 2026, respectively. In addition, for the six-month period ended June 30, 2026, (i) Costamare Shipping and Costamare Services charged $4,622 ($5,123 for the six-month period ended June 30, 2025), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii) Costamare Services charged $1,333 which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income ($1,333 for the six-month period ended June 30, 2025), (iii) Costamare Services charged $4,626, representing the fair value of 299,200 shares, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2026 ($2,835 for the six-month period ended June 30, 2025) and (iv) Costamare Shipping has charged $9,240 in supervision fees for 22 newbuild vessels, which are included in Vessels and advances, net in the accompanying 2026 consolidated balance sheet. Furthermore, in accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $75 or $50 per vessel as working capital security. As of December 31, 2025, the working capital security to third-party managers was $2,025 in aggregate, which is included in Accounts receivable, non-current in the accompanying 2025 consolidated balance sheet. As of June 30, 2026, the working capital security to third-party managers was $2,025 in aggregate, out of which $150 are included in “Accounts receivable, net” and $1,875 are included in “Accounts receivable, non-current” in the accompanying 2026 consolidated balance sheet.

The balance due to Costamare Shipping at December 31, 2025 and June 30, 2026 amounted to $2,513 and $3,191, respectively and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at December 31, 2025 and June 30, 2026, amounted to $387 and $302 and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2025 and the six-month period ended June 30, 2026, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2025 and the six-month period ended June 30, 2026 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2025 and 2026, BNC charged the ship-owning companies $356 and $410, respectively, which are included in Voyage expenses – related parties in the accompanying consolidated statements of income. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. The last of these charters was terminated in November 2025 and there were no further outstanding balances with respect to such commissions as of December 31, 2025. During the six-month periods ended June 30, 2025 and 2026, BNA charged the ship-owning companies $340 and $nil which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(c) Neptune Global Finance Ltd. (“NGF”): Since March 2023, the Company’s Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos owns 51% of NGF, a company incorporated under the laws of Jersey which provides among other services administrative and strategic services to NML. NGF receives a fee of 1.5% on the contributed capital invested in NML and a fee of 0.8% on the committed capital to be invested in NML. The remaining 49% of NGF is owned by the Managing Director and member of the Board of Directors of NML. During the six-month periods ended June 30, 2025 and 2026, NGF charged an amount of $1,624 and $2,045 as management fees, respectively, which are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due to NGF at December 31, 2025 and June 30, 2026 amounted to $935 and $1,047, respectively and is included in Due to related parties in the accompanying consolidated balance sheets.

(d) NML: As of December 31, 2025 and June 30, 2026, an amount of $850 and $840, representing the fourth quarter of 2025 coupon and the second quarter of 2026 coupon payable to the minority interest, respectively, and is included in Due to related parties in the accompanying consolidated balance sheets.

(e) Codrus capital AG (“Codrus”): In March 2023, the Company entered into an agreement with Codrus, a company incorporated under the laws of Canton Zug, Switzerland, for the provision of financial and strategic advice to the Company, for an annual fee of $250. Codrus is controlled by the Managing Director and member of the Board of Directors of NML. There was no balance due from/to Codrus as of December 31, 2025 and June 30, 2026.

(f) Navilands Container Management Ltd. (‘‘Navilands’’) and Navilands Maritime Services Ltd. (“Navilands Maritime”): Navilands and Navilands Maritime are controlled by the Company’s Chairman and Chief Executive Officer and a non-independent board member of the Company is a minority shareholder. Certain of the Company’s vessel-owning subsidiaries have appointed Navilands to provide their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services pursuant to separate ship management or crew management agreements. Navilands charged an aggregate of $1,629 and $1,633 in management fees for the six-month periods ended June 30, 2025 and 2026, respectively, which are included in Management fees-related parties in the accompanying consolidated statements of income. Furthermore, in accordance with the ship-management agreements with Navilands, Navilands has been provided with the amount of $75 per vessel as working capital security. As of December 31, 2025, the working capital security paid by the Company to Navilands was $1,125, and is included in Due from related parties, non-current in the accompanying consolidated balance sheet. As of June 30, 2026, the working capital security paid by the Company to Navilands was $1,125, out of which $75 is included in Due from related parties and $1,050 is included in Due from related parties, non-current in the accompanying consolidated balance sheet. The balance due to Navilands as of December 31, 2025 and June 30, 2026, amounted to $2,539 and $4,548, respectively and is included in Due to related parties in the accompanying consolidated balance sheets. Starting in January 2026, the vessel-owning subsidiaries have appointed Navilands Maritime to provide purchasing services and support services in relation to vessel maintenance, repairs and dry-docking as requested. During the six-month period ended June 30, 2026, Navilands Maritime charged the Company with $41 subscription fees for the services provided during that period, which are included in Vessels’ operating expenses in the accompanying 2026 statement of income.

(g) Payment undertaking to and Intercreditor agreement with Costamare Bulkers’ subsidiaries: NML has acquired from third parties (the “Buyers”), by way of a five-year sale and leaseback transaction, four handysize bulkers that were sold by certain of Costamare Bulkers’ subsidiaries (the “Sellers”) to the Buyers. The amount of $4,500 of the aggregate sale price has been deferred, which amount is due and payable by the Buyers to NML upon the termination of the lease financing (the “Backend Fee”). NML has agreed to pay to the Sellers any amount of the Backend Fee received from the Buyers and to enter into an intercreditor agreement with the Sellers whereby the Sellers have agreed to subordinate their claims to those of NML in connection with the lease financing.

(h) Financing by NML: NML has agreed to acquire eight newbuilding platform supply vessels ordered by a joint venture in which the Company’s Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos, and a member of his family each hold an equity interest of approximately 17%. NML agreed to acquire the eight newbuilding vessels from the joint venture company, as guarantor, and the relevant subsidiaries of the joint venture company ,as sellers, by means of five-year sale and leaseback transactions whereby the vessels will be chartered back to the sellers under bareboat charter agreements upon delivery of each vessel from the builder to the relevant seller. As of June 30, 2026, NML has advanced an aggregate amount of $3,960, net of loan origination fees, to the relevant sellers to be used by such sellers towards the payment of installments owed to the builder with respect to the relevant vessels under construction.